CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid in Capital [Member]	Retained Earnings [Member]
Balance at May. 04, 2017	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of Class B ordinary shares to sponsor	25,000	0	$ 2,013	22,987	0
Issuance of Class B ordinary shares to sponsor (in shares)			20,125,000
Forfeiture of Class B ordinary shares	0	0	$ (288)	288	0
Forfeiture of Class B ordinary shares (in shares)			(2,875,000)
Sale of 69,000,000 Units, net of underwriting discount and offering expenses	655,704,837	$ 6,900		655,697,937	0
Sale of 69,000,000 Units, net of underwriting discount and offering expenses (in shares)		69,000,000
Sale of 8,000,000 Private Placement Warrants	12,000,000	$ 0	$ 0	12,000,000	0
Change in value of ordinary shares subject to possible redemption	(664,060,556)	$ (6,622)	0	(664,053,934)	0
Change in value of ordinary shares subject to possible redemption (in shares)		(66,219,742)
Net income	1,330,720	$ 0	0	0	1,330,720
Balance at Dec. 31, 2017	5,000,001	$ 278	$ 1,725	3,667,278	1,330,720
Balance (in shares) at Dec. 31, 2017		2,780,258	17,250,000
Change in value of ordinary shares subject to possible redemption	(1,758,024)	$ 4		(1,758,028)	0
Change in value of ordinary shares subject to possible redemption (in shares)		37,441	37,441
Net income	1,758,024			0	1,758,024
Balance at Mar. 31, 2018	5,000,001	$ 282	$ 1,725	1,909,250	3,088,744
Balance (in shares) at Mar. 31, 2018		2,817,699	17,250,000
Balance at Dec. 31, 2017	5,000,001	$ 278	$ 1,725	3,667,278	1,330,720
Balance (in shares) at Dec. 31, 2017		2,780,258	17,250,000
Net income	4,199,140
Balance at Jun. 30, 2018	5,000,001	$ 286	$ 1,725	0	4,997,990
Balance (in shares) at Jun. 30, 2018		2,857,675	17,250,000
Balance at Dec. 31, 2017	5,000,001	$ 278	$ 1,725	3,667,278	1,330,720
Balance (in shares) at Dec. 31, 2017		2,780,258	17,250,000
Change in value of ordinary shares subject to possible redemption	(10,965,012)	$ 8	$ 0	(3,667,278)	(7,297,742)
Change in value of ordinary shares subject to possible redemption (in shares)		83,078
Net income	10,965,012	$ 0	0	0	10,965,012
Balance at Dec. 31, 2018	5,000,001	$ 286	$ 1,725	0	4,997,990
Balance (in shares) at Dec. 31, 2018		2,863,336	17,250,000
Balance at Mar. 31, 2018	5,000,001	$ 282	$ 1,725	1,909,250	3,088,744
Balance (in shares) at Mar. 31, 2018		2,817,699	17,250,000
Change in value of ordinary shares subject to possible redemption	(2,441,116)	$ 4		(1,909,250)	(531,870)
Change in value of ordinary shares subject to possible redemption (in shares)		39,976
Net income	2,441,116				2,441,116
Balance at Jun. 30, 2018	5,000,001	$ 286	$ 1,725	0	4,997,990
Balance (in shares) at Jun. 30, 2018		2,857,675	17,250,000
Balance at Dec. 31, 2018	5,000,001	$ 286	$ 1,725	0	4,997,990
Balance (in shares) at Dec. 31, 2018		2,863,336	17,250,000
Change in value of ordinary shares subject to possible redemption	(4,042,995)		$ 0	0	(4,042,995)
Change in value of ordinary shares subject to possible redemption (in shares)		(3,921)
Net income	4,042,995	$ 0	0	0	4,042,995
Balance at Mar. 31, 2019	5,000,001	$ 286	$ 1,725	0	4,997,990
Balance (in shares) at Mar. 31, 2019		2,859,415	17,250,000
Balance at Dec. 31, 2018	5,000,001	$ 286	$ 1,725	0	4,997,990
Balance (in shares) at Dec. 31, 2018		2,863,336	17,250,000
Net income	5,487,188
Balance at Jun. 30, 2019	5,000,001	$ 310	$ 1,725	0	4,997,966
Balance (in shares) at Jun. 30, 2019		3,100,919	17,250,000
Balance at Mar. 31, 2019	5,000,001	$ 286	$ 1,725	0	4,997,990
Balance (in shares) at Mar. 31, 2019		2,859,415	17,250,000
Change in value of ordinary shares subject to possible redemption	(1,444,193)	$ 24	$ 0	0	(1,444,217)
Change in value of ordinary shares subject to possible redemption (in shares)		241,504
Net income	1,444,193		0	0	1,444,193
Balance at Jun. 30, 2019	$ 5,000,001	$ 310	$ 1,725	$ 0	$ 4,997,966
Balance (in shares) at Jun. 30, 2019		3,100,919	17,250,000